Equity - Ecopetrol Business Groups reserves (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of changes in equity [Line Items]
Other reserves	$ 10,624,229	$ 9,635,136
Legal reserve [member]
Disclosure of changes in equity [Line Items]
Other reserves	4,737,788	4,568,980
Fiscal and statutory reserves [member]
Disclosure of changes in equity [Line Items]
Other reserves	509,082	509,082
Occasional reserves [member]
Disclosure of changes in equity [Line Items]
Other reserves	$ 5,377,359	$ 4,557,074